UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21778

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.




ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.


Financial Statements

For the period June 8, 2005 (date of inception) through March 31, 2006

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
                                TABLE OF CONTENTS


Financial Statements:

Report of Independent Registered Public Accounting Firm........................1
Schedule of Investments........................................................2
Statement of Assets and Liabilities............................................4
Statement of Operations........................................................5
Statement of Changes in Members' Capital.......................................6
Statement of Cash Flows........................................................7
Financial Highlights...........................................................8
Notes to Financial Statements..................................................9
Managers and Officers of the Fund (unaudited).................................24




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30 will be reported on Form N-PX and will be made available no later than August 31 of each year. Such information can be obtained, (i) without charge, upon request, by calling collect (212) 908-9660 and (ii) on the SEC's Internet web site at http://www.sec.gov.

[Anchin, Block & Anchin Logo Omitted]

Anchin, Block & Anchin LLP
Accountants and Consultants

1375 Broadway
New York, New York 10018
(212) 840-3456
FAX (212) 840-7066


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Managers and
Members of Robeco-Sage Multi-Strategy Fund, L.L.C.


We have audited the accompanying statement of assets and liabilities including the schedule of investments, of Robeco-Sage Multi Strategy Fund, L.L.C. as of March 31, 2006 and the related statements of operations, changes in members' capital, cash flows, and financial highlights for the period June 8, 2005 (date of inception) through March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights as referred to above, present fairly, in all material respects, the financial position of Robeco-Sage Multi-Strategy Fund, L.L.C. as of March 31, 2006, the results of its operations, changes in its members' capital, cash flows, and financial highlights for the period June 8, 2005 (date of inception) through March 31, 2006 in conformity with U.S. generally accepted accounting principles.


                                    /s/ Anchin, Block & Anchin, LLP

New York, New York
May 19, 2006


[HLB Logo Omitted]

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                             Schedule of Investments
                                 March 31, 2006


INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS


Long/Short Equity - 43.7%

Event-Driven - 18.6%

Fixed Income Relative Value - 10.4%

Distressed - 8.0%

Macro -6.4%

Structured Credit - 6.2%

Fundamental Market Neutral - 3.6%

Multi-Strategy Relative Value - 3.1%


                                                                                                             %* OF
                                                                                                            MEMBERS'
PORTFOLIO FUND                                                                   COST          VALUE        CAPITAL       LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

LONG/SHORT EQUITY:
Alson Signature Fund, L.P.                                                    $   650,000    $   685,305        3.22%    Quarterly
Amici Qualified Associates, L.P.                                                  600,000        669,467        3.15%    Quarterly
Clovis Capital Partners Institutional, L.P.                                       600,000        663,097        3.12%    Quarterly
Criterion Institutional Partners, L.P.                                            600,000        651,637        3.06%    Quarterly
Delta Institutional, L.P.                                                         500,000        609,015        2.86%    Quarterly
FrontPoint Value Discovery Fund, L.P.                                             600,000        628,613        2.95%    Quarterly
Highline Capital Partners QP, L.P.                                                600,000        639,551        3.00%    Quarterly
JL Partners, L.P.                                                                 600,000        628,627        2.95%     Annually
Liberty Square Partners, L.P.                                                     500,000        523,440        2.46%    Quarterly
Phinity Partners, L.P.                                                            500,000        550,032        2.58%    Quarterly
Rosehill Japan Fund, L.P.                                                         500,000        501,137        2.35%    Quarterly
Savannah-Baltimore, L.P.                                                          600,000        650,297        3.06%    Quarterly
Spring Point Opportunity Partners, L.P.                                           600,000        611,202        2.87%    Quarterly
Stadia Capital Partners (QP), L.P.                                                500,000        538,083        2.53%    Quarterly
Tracer Capital Partners (QP), L.P.                                                500,000        525,096        2.47%    Quarterly
                                                                           -------------------------------------------
           TOTAL LONG/SHORT EQUITY                                              8,450,000      9,074,599       42.63%
                                                                           -------------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.                                       500,000        553,536        2.60%    Quarterly
Centaurus Alpha Fund, L.P.                                                        500,000        535,277        2.52%     Monthly
CSO US, Ltd.                                                                      750,000        791,327        3.72%    Quarterly
Eton Park Fund, L.P.                                                            1,000,000      1,117,401        5.25%     Annually
Magnetar Capital Fund, L.P.                                                       800,000        849,496        3.99%  Semi-Annually
                                                                           -------------------------------------------
           TOTAL EVENT DRIVEN                                                   3,550,000      3,847,037       18.08%
                                                                           -------------------------------------------


                                                                               2

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                             Schedule of Investments
                                 March 31, 2006

                                                                                                             %* OF
                                                                                                            MEMBERS'
PORTFOLIO FUND                                                                   COST          VALUE        CAPITAL       LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, LLC                         $   800,000    $   855,217        4.02%    Quarterly
The Drake Absolute Return Fund, L.P.                                              400,000        455,908        2.14%    Quarterly
Peloton Multi-Strategy Fund, L.P.                                                 800,000        848,640        3.99%    Quarterly
                                                                           -------------------------------------------
           TOTAL FIXED INCOME RELATIVE VALUE                                    2,000,000      2,159,765       10.15%
                                                                           -------------------------------------------
DISTRESSED:
Anchorage Capital Partners, L.P.                                                  800,000        853,343        4.01%    Bi-Annually
Greywolf Capital Partners II, L.P.                                                750,000        808,559        3.80%     Annually
                                                                           -------------------------------------------
           TOTAL DISTRESSED                                                     1,550,000      1,661,902        7.81%
                                                                           -------------------------------------------
MACRO:
Bridgewater Pure Alpha Trading Company, Ltd.                                    1,000,000      1,039,247        4.88%     Monthly
The Grossman Global Macro Hedge Fund, LLC                                         300,000        295,785        1.39%     Monthly
                                                                           -------------------------------------------
           TOTAL MACRO                                                          1,300,000      1,335,032        6.27%
                                                                           -------------------------------------------
STRUCTURED CREDIT:
Dune Capital, L.P.                                                                750,000        774,598        3.64%     Annually
Petra Offshore Fund, L.P.                                                         500,000        501,176        2.35%    Quarterly
                                                                           -------------------------------------------
           TOTAL STRUCTURED CREDIT                                              1,250,000      1,275,774        5.99%
                                                                           -------------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short, LLC                        700,000        747,186        3.51%    Quarterly
                                                                           -------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Tempo Fund, LLC                                                                   600,000        638,804        3.00%    Quarterly
                                                                           -------------------------------------------
           TOTAL PORTFOLIO FUNDS                                              $19,400,000    $20,740,099       97.44%
                                                                           ===========================================


           *Percentages are based on Members' Capital at end of period of $21,284,922.

           The aggregate cost of investments for tax purposes was $19,400,000. Net unrealized appreciation on investments for tax purposes was $1,340,099 consisting of $1,344,314 of gross unrealized appreciation and $(4,215) of gross unrealized depreciation.

           The investments in Portfolio Funds shown above, representing 97.44% of Members' Capital, have been fair valued as described in Note 2.B.



     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                       Statement of Assets and Liabilities
                                 March 31, 2006


ASSETS
Investments in Portfolio Funds, at value (cost $19,400,000)             $       20,740,099
Cash and cash equivalents                                                          298,107
Fund investments made in advance                                                   200,000
Due from Adviser                                                                   133,874
Deferred offering costs, net                                                       133,066
                                                                        -------------------
          Total assets                                                          21,505,146
                                                                        -------------------

LIABILITIES
Advisory fees payable                                                               78,722
Professional fees payable                                                           68,798
Administration fees payable                                                         20,833
Management fees payable                                                              9,601
Board of Managers' fees payable                                                      4,500
Other accrued expenses                                                              37,770
                                                                        -------------------
          Total liabilities                                                        220,224
                                                                        -------------------

          NET ASSETS                                                    $       21,284,922
                                                                        ===================

MEMBERS' CAPITAL
Net capital                                                             $       20,100,000
Accumulated net investment loss                                                   (155,177)
Net unrealized appreciation on investments in Portfolio Funds                    1,340,099
                                                                        -------------------
          Members' Capital                                              $       21,284,922
                                                                        ===================


NET ASSET VALUE PER UNIT (based on 20,057 units outstanding)            $         1,061.24




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                             Statement of Operations
     For the period June 8, 2005 (date of inception) through March 31, 2006

Investment Income:
     Interest                                                 $      12,706
                                                              --------------
           Total investment income                                   12,706
                                                              --------------

Expenses:
     Advisory fees                                                  100,419
     Professional fees                                               93,864
     Organizational costs                                            67,500
     Amortization of deferred offering costs                         66,533
     Administration fee                                              20,833
     Member servicing fee                                            16,739
     Management fee                                                  14,663
     Board of Managers' fees                                          6,000
     Custodian fee                                                      670
     Other expenses                                                  50,741
                                                              --------------
           Total expenses                                           437,962
           Fund expenses reimbursed                                (270,079)
                                                              --------------
Net Expenses                                                        167,883
                                                              --------------
Net Investment Loss                                                (155,177)
                                                              --------------

Net Change in Unrealized Appreciation on
     Investments in Portfolio Funds                               1,340,099
                                                              --------------
Net Increase in Members' Capital Derived
     from Investment Activities                               $   1,184,922
                                                              ==============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Statement of Changes in Members' Capital
     For the period June 8, 2005 (date of inception) through March 31, 2006


From Investment Activities:
       Net investment loss*                                   $        (155,177)
       Net change in unrealized appreciation on
             investments in Portfolio Funds                           1,340,099
                                                              ------------------

                 Net increase in Members' Capital
                   derived from investment activities                 1,184,922
                                                              ------------------

Members' Capital Transactions :
       Proceeds from sales of Units                                  20,100,000
                                                              ------------------

Net Increase in Members' Capital                                     21,284,922
Members' Capital at Beginning of Period                                       -
                                                              ------------------
Members' Capital at End of Period                             $      21,284,922
                                                              ==================




* Investment income less net expenses.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                             Statement of Cash Flows
     For the period June 8, 2005 (date of inception) through March 31, 2006


CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities        $      1,184,922
Adjustments to reconcile net investment loss to net
      cash used in operating activities:
            Amortization of deferred offering costs                                  66,533
            Purchases of Portfolio Funds                                        (19,400,000)
            Net change in unrealized appreciation on investments in
               Portfolio Funds                                                   (1,340,099)
            Increase in due from Adviser                                           (133,874)
            Increase in fund investments made in advance                           (200,000)
            Increase in Advisory fee payable                                         78,722
            Increase in administration fee payable                                   20,833
            Increase in Management fee payable                                        9,601
            Increase in Board of Managers' fees payable                               4,500
            Increase in other accrued expenses                                       37,770
                                                                           -----------------
Net cash used in operating activities                                           (19,602,294)
                                                                           -----------------


CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Units                                                     20,100,000
Increase in deferred offering costs                                                (199,599)
                                                                           -----------------
Net cash provided by financing activities                                        19,900,401
                                                                           -----------------

Net increase in cash and cash equivalents                                           298,107
Cash and cash equivalents, beginning of period                                            -
                                                                           -----------------
Cash and cash equivalents, end of period                                   $        298,107
                                                                           =================




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Robeco-Sage Multi-Strategy Fund, L.L.C.
                              Financial Highlights


                                                                          For the period
                                                                           June 8, 2005
                                                                        (date of inception)
                                                                              through
                                                                          March 31, 2006
                                                                       ----------------------

PER UNIT OPERATING PERFORMANCE
Beginning net asset value                                                    $ 1,000.00
Income from operations:
   Net investment loss                                                       $    (8.03)
   Net unrealized appreciation from Portfolio Funds                          $    69.27
                                                                            ------------
Net change in net assets resulting from operations                           $    61.24
                                                                            ------------
Ending net asset value                                                       $ 1,061.24
                                                                            ============

Total Return (1)                                                                   6.12 %

Net assets, end of period (000's)                                            $   21,285

RATIOS TO AVERAGE NET ASSETS
Expenses, before waivers and reimbursements (2)                                    6.09 %(3)

Expenses, net of waivers and reimbursements (2)                                    2.50 %(3)

Net investment loss, before waivers and reimbursements                            (5.90)%(3)

Net investment loss, net of  waivers and reimbursements                           (2.31)%(3)

Portfolio turnover rate                                                            0.00 %(4)





     (1) Total return is for the period indicated and has not been annualized.
     (2) Expenses of Portfolio Funds are not included in the expense ratio.
     (3) Annualized, with the exception of non-recurring organizational expenses of $67,500.
     (4) Not annualized.

     Note: The expense ratios, the net investment loss ratio, and the total return percentage are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                          Notes to Financial Statements
                                 March 31, 2006


1. ORGANIZATION

Robeco-Sage Multi-Strategy Fund, L.L.C. (formerly Sage Multi-Strategy Fund, L.L.C.) (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund is a "fund of funds" that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and units of limited liability interests in the Fund ("Units") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act and has registered its Units under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced operations on December 1, 2005.

The Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Fund intends to accomplish its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies.

Investors who purchase Units in the offering, and other persons who acquire Units and are admitted to the Fund by its Board of Managers ("the Board"), will become members of the Fund ("Members").

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Adviser considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. Income Taxes

Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

E. Distributions from Portfolio Funds (concluded)

income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F.  Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

Robeco-Sage Capital Management, L.L.C. (d/b/a Sage Capital Management) (the "Adviser") serves as investment adviser of the Fund and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and as a "commodity pool operator" with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association. The Adviser is a wholly-owned subsidiary of Robeco Investment Management, a Delaware corporation and subsidiary of Robeco Groep, N.V. ("Robeco"). The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Fund and the Adviser (the "Advisory Agreement"), the Fund pays the Adviser a quarterly fee at an annualized rate of 1.50% of the average net assets of the Fund during the calendar quarter (after adjustment for any subscriptions effective on that date) (the "Investment Advisory Fee"). The Investment Advisory Fee is payable in arrears within five business days after the end of the quarter. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The initial term of the advisory agreement expires on September 12, 2007 and may be continued in effect from year to year. The accompanying Statement of Assets and Liabilities includes an advisory fee payable of $78,722.

In addition, pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser provides (or arranges for the provision of) various administrative services to the Fund, including fund accounting, investor accounting and taxation services, certain legal and compliance services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Units; reviewing and, subject to approval by the Fund, accepting subscriptions for Units and accepting payment therefore; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

In consideration for these services, the Fund pays the Adviser a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Fund during the calendar quarter (the "Management Fee"). Prior to February 1, 2006, the Fund paid the Adviser a quarterly management fee at an annualized rate of 0.35%. The initial term of the management agreement expires on September 12, 2007 and may be continued in effect from year to year. The accompanying Statement of Assets and Liabilities includes a management fee payable of $9,601.

SEI Investments Global Fund Services (the "Administrator") provides fund accounting, transfer agency and other services pursuant to an administration agreement dated as of February 1, 2006 (the "Administration Agreement"). In consideration of such services, the Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator for certain out-of-pocket expenses. Prior to February 1, 2006, the Administrator provided such services pursuant to a sub-administration agreement, dated September 12, 2005, with the Adviser and received compensation from the Adviser for these services. After its initial term, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days' written notice.

The Fund has entered into a Member Services Agreement with Robeco Securities, L.L.C. ("Robeco Securities") (the "Service Agent"), an affiliate of the Adviser, to provide (or arrange for the provision of) ongoing Member and account maintenance services.

The Fund pays a quarterly fee to the Service Agent at an annualized rate of 0.25% of the average net assets of the Fund during the calendar quarter (the "Member Servicing Fee"). The Service Agent may pay all or a portion of this amount to retain broker-dealers and financial advisors ("Member Service Providers") to provide Member and account maintenance services. Furthermore, the Adviser, in its discretion and from its own resources, may pay to Member Service Providers, in respect of their customers' investments in the Fund, additional ongoing compensation not to exceed 0.60% (on an annualized basis) of the aggregate value of outstanding Units held by Members introduced by the Member Service Provider.

Robeco Securities serves as the distributor of the Units and serves in that capacity on a reasonable best efforts basis. Additional distributors may be appointed. The distributors may impose a sales load of up to 3% to each investor.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)


3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Fund for purposes of the BHCA.

Each member of the Board, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual fee of $6,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

4. FUND EXPENSES

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement and the Management Agreement, and the Service Agent pursuant to the Member Services Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Fund's account all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund; audit and tax preparation fees and expenses of the Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Investment Advisory Fee; the Management Fee; the Member Servicing Fee; the Administration Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)


4.  FUND EXPENSES (CONCLUDED)

Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses), to the extent necessary to limit the ordinary operating expenses of the Fund to 2.5% per annum of the Fund's average monthly net assets (the "Expense Limitation"). Therefore, the accompanying Statement of Assets and Liabilities includes a receivable from the Adviser of $133,874.

In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. As of March 31, 2006, the amount of the carryforward is $270,079. The Expense Limitation Agreement will remain in effect until terminated by the Adviser or the Fund. None of the fees charged to the Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.


5.  INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $199,599 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs are being amortized over the initial twelve-month period ending November 30, 2006. These offering costs are subject to the Expense Limitation and Reimbursement Agreement.

Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations and are subject to the Expenses Limitation and Reimbursement Agreement with the Investment Manager. The Fund incurred $67,500 in organizational costs as of March 31, 2006.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

6.  MEMBERS' CAPITAL

Unit transactions for the period ended March 31, 2006 were as follows:

Units outstanding at beginning of period                             -
Units issued                                                    20,057
Units redeemed                                                       -
                                                         --------------
Units outstanding at end of period                              20,057
                                                         ==============

The Fund is authorized to issue units the value of which at time of issuance is not to exceed $250 million in aggregate.

7.  BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

8.  CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Fund (net of any applicable sales load). The Fund has chosen to utilize a "per unit" method to account for Members' capital effective at the inception of the Fund. A Member's contribution is used to purchase Units in the Fund. The Units represent the capital account maintained on the investor's behalf that reflects the purchaser's pro rata share of the Fund's capital. An investor's capital account is used to facilitate tax reporting to the investor. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member's capital account as described below. Similarly, each Member's capital account will be reduced by the sum of the amount of any repurchase by the Fund of the Units of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts charged against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Fund is made; (iv) any day on which the Fund repurchases any Units of any Member; or (v) any day on which any amount is credited to or charged against the capital account of any Member other than an amount to be credited to or charged against the capital accounts of all Members in ccordance with their respective investment percentages. An investment percentage will be determined for each Member as of

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

8.  CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

the start of each fiscal period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or charged against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), after giving effect to contributions and before giving effect to any repurchases by the Fund of Units, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

9. SUBSCRIPTIONS AND REDEMPTIONS OF UNITS

The minimum initial investment in the Fund from each investor is $100,000, and the minimum additional investment in the Fund is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members no later than June 30, 2007, and thereafter, twice a year, as of June 30 and December 31. A repurchase fee equal to 2.0% of the value of a Unit repurchased, which is retained by the Fund, will apply if the date as of which the Unit is to be valued for purposes of repurchase is less than one year following the date of a Member's investment in the Fund. The fee is intended to offset costs associated with short-term investments in the Fund. If applicable, the repurchase fee will be deducted before payment of the proceeds of a repurchase.

The Board will also consider the following factors, among others, in making their determination of the amount of the tender offer: (i) whether any Members have requested the Fund to repurchase their Units; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Portfolio Funds); (iii) the investment plans and working capital requirements of the Fund;
(iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

10. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

11. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

12. CONCENTRATION OF RISK (CONTINUED)

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

12. CONCENTRATION OF RISK (CONTINUED)

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

12. CONCENTRATION OF RISK (CONTINUED)

I. Lending Portfolio Securities (concluded)

of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial or subsequent investments. Certain Portfolio Funds may charge redemption penalties of 2.0% to 5.0% of net assets during the lock-up period. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

12. CONCENTRATION OF RISK (CONCLUDED)

L. Investments by Related Entities

All of the Members' Units are held by entities that are related to the Adviser.

13.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2006, the Fund had purchases of investments of $19,400,000 and no sales of investments.

14. INVESTMENTS

As of March 31, 2006, the Fund had investments in thirty-one Portfolio Funds, none of which were related parties.

The Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund's assets, or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds' Investment Strategies:

DISTRESSED
These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

14. INVESTMENTS (CONTINUED)

Portfolio Funds' Investment Strategies (continued):

EVENT-DRIVEN
Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME RELATIVE VALUE
Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings.

FUNDAMENTAL MARKET NEUTRAL
Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

LONG/SHORT EQUITY
In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

MACRO
Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (concluded)

14. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

MULTI-STRATEGY RELATIVE VALUE
In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

STRUCTURED CREDIT
Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The Portfolio Manager is usually the "lender of last resort" and will lend at terms that are beneficial to the Portfolio Fund.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                  Managers and Officers of the Fund (unaudited)
                              as of March 31, 2006


----------------------------------------------------------------------------------------------------------------------------
NAME, AGE,             TERM OF          PRINCIPAL                           NUMBER OF       OTHER
AND POSITION           OFFICE           OCCUPATION DURING                   FUNDS IN        DIRECTORSHIPS
WITH THE               AND              PAST 5 YEARS                        FUND            HELD BY
FUND                   LENGTH                                               COMPLEX         MANAGERS
                       OF TIME                                              OVERSEEN
                       SERVED                                               BY MANAGER
----------------------------------------------------------------------------------------------------------------------------

                                                   DISINTERESTED MANAGERSo

----------------------------------------------------------------------------------------------------------------------------
Charles S. Crow, III,  Indefinite/Since Mr. Crow has been a partner of           2          Member of the Board of
56                     September 2005   the law firm of Crow &                              Directors of 1st
                                        Associates since 1981.                              Constitution Bank;
                                                                                            Member of the Board of
Manager                                                                                     Trustees of Centurion
                                                                                            Ministries, Inc.; Member
                                                                                            of the Board of Managers
                                                                                            of Robeco-Sage Triton
                                                                                            Fund, L.L.C.

----------------------------------------------------------------------------------------------------------------------------

Richard B. Gross, 58   Indefinite/Since Mr. Gross is the co-founder,             2          Member of the Board of
                       September 2005   co-President and Chief Legal                        Trustees of Randall's
                                        Officer of GoldenRich Films,                        Island Sports
Manager                                 LLC (2002 - present).  From                         Foundation; Member of
                                        1998 to 2001 he served as a                         the Board of Managers of
                                        Managing Director and General                       Robeco-Sage Triton Fund,
                                        Counsel of U.S. Trust                               L.L.C.
                                        Corporation, a bank holding
                                        company.

----------------------------------------------------------------------------------------------------------------------------

David C. Reed, 55      Indefinite/Since Mr. Reed is the Chief Executive          2          Member of the Board of
                       September 2005   Officer, principal owner and                        Directors of  1st
                                        co-founder of Mapleton                              Constitution Bank;
Manager                                 Nurseries (1998 - present).  He                     Member of the Board of
                                        is also the Managing Director                       Managers of Robeco-Sage
                                        of Reed & Company (1995                             Triton Fund, L.L.C.
                                        -present).

----------------------------------------------------------------------------------------------------------------------------

                                                    INTERESTED MANAGER*o

----------------------------------------------------------------------------------------------------------------------------

Timothy J. Stewart, 31 Indefinite/      Mr. Stewart is the Director of           2          Member of the Board of
                       Since September  Operations and a Managing                           Managers of Robeco-Sage
                       2005             Director of Sage Capital                            Triton Fund, L.L.C.
Manager and Chief                       Management (2003 - present).
Executive Officer                       From 2000 to 2003 Mr. Stewart
                                        was an Analyst at Sage Capital
                                        Management.

----------------------------------------------------------------------------------------------------------------------------

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
            Managers and Officers of the Fund (concluded) (unaudited)
                              as of March 31, 2006


----------------------------------------------------------------------------------------------------------------------------
NAME, AGE,             TERM OF          PRINCIPAL                           NUMBER OF       OTHER
AND POSITION           OFFICE           OCCUPATION DURING                   FUNDS IN        DIRECTORSHIPS
WITH THE               AND              PAST 5 YEARS                        FUND            HELD BY
FUND                   LENGTH                                               COMPLEX         MANAGERS
                       OF TIME                                              OVERSEEN
                       SERVED                                               BY MANAGER
----------------------------------------------------------------------------------------------------------------------------

                                               OFFICERS WHO ARE NOT MANAGERSo

----------------------------------------------------------------------------------------------------------------------------

Roland Toppen, 35      Indefinite/      Mr. Toppen is the Chief Financial      N/A             N/A
                       Since            Officer and a Senior Managing
                       September 2005   Director of Robeco Investment
Chief Financial                         Management (2005 - present).
Officer                                 From 2002 to 2005 he served as
                                        Head of Corporate Marketing/Pan-
                                        European Sales & Executive Vice
                                        President of Robeco Netherlands.
                                        From  2000 to 2002 he served
                                        as Head of Corporate
                                        Strategy/Acquisitions & Senior
                                        Vice President of Robeco
                                        Netherlands.

----------------------------------------------------------------------------------------------------------------------------

Christine Mevs, 52     Indefinite/      Ms. Mevs is a Senior                   N/A              N/A
                       Since            Compliance Manager at Robeco
                       September 2005   Investment Management (2005 -
Chief Compliance                        present).  From February 2005
Officer                                 to May 2005 she served as a
                                        Compliance Officer for General
                                        Motors Asset Management.  From
                                        February 2004 to January 2005
                                        Ms. Mevs was employed by
                                        Arnhold and Bleichroeder Asset
                                        Management.  From 1997 through
                                        2004 Ms. Mevs served as a
                                        Vice President and Senior
                                        Compliance Manager at Lazard
                                        Asset Management.

----------------------------------------------------------------------------------------------------------------------------


*Manager who is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

oThe address of each Manager and Officer is as follows: c/o Robeco-Sage Multi-Strategy Fund, L.L.C., 909 Third Avenue, 28th
 Floor, New York, NY 10022.

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. For the fiscal year ended March 31, 2006, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of this code of ethics is filed with this form N-CSR under Item 12 (a)(1).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is David Reed. Mr. Reed is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Anchin, Block & Anchin LLP ("Anchin") related to the Fund.

Anchin billed the Fund aggregate fees for services rendered to the Fund for the fiscal year ended March 31, 2006* as follows:



------------------ -----------------------------------------------------
                                           2006
------- ---------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees
                   services to the   services to       and services to
                   Trust that were   service           service
                   pre-approved      affiliates that   affiliates that
                                     were              did not require
                                     pre-approved      pre-approval
------- ---------- ----------------- ----------------- -----------------
(a)     Audit          $30,000             N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- -----------------
(b)     Audit-            $0               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- -----------------
(c)     Tax            $15,000             N/A               N/A
        Fees

------- ---------- ----------------- ----------------- -----------------
(d)     All               $0               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- -----------------

*No such fees were billed for 2005 because the Registrant was organized on June 8, 2005 and commenced operations on December 1, 2005.

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2) Non-audit fees include amounts related to advisory services provided for our analysis of expense classifications for a fund complex administered by SEI and advisory services provided for benchmarking and best practice study results for mutual fund operations.

(e)(1) The registrant's Audit Committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant and, as required, non-audit services to service affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

(e)(2) Percentage of fees billed by Anchin applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:


                ---------------------------- -----------------  ----------------
                                                   2006               2005
                ---------------------------- -----------------  ----------------
                Audit-Related Fees                  0%                 N/A

                ---------------------------- -----------------  ----------------
                Tax Fees                            0%                 N/A

                ---------------------------- -----------------  ----------------
                All Other Fees                      0%                 N/A

                ---------------------------- -----------------  ----------------


(f)     Not applicable.

(g) The amount of non-audit fees that were billed by Anchin for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2006, were $0 and $0, respectively.

        The amount of non-audit fees that were billed by Anchin for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2005, were $0 and $0, respectively.


(h) The registrant's Audit Committee has considered whether the provision of non-audit services that may be rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Robeco-Sage Capital Management, LLC (the "Adviser") provides investment advisory services to private investment funds, whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). The Adviser has authority to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds.

The Securities and Exchange Commission (the "SEC") has adopted Rule 206(4)-6 under the Investment Advisers Act. Under this rule, registered investment advisers that exercise voting authority over client securities are required to implement proxy voting policies and describe those policies to their clients.

The Investment Committee is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "Policies"). The Head of Operations & Administration is responsible for the actual voting of all proxies in a timely manner, while the Compliance Committee is responsible for monitoring the effectiveness of the Policies. (See Section IV. "Procedures for Proxies".)

The Policies attempt to generalize a complex subject. The Adviser may, from time to time, determine that it is in the best interests of its fund to depart from specific policies described herein. The rationale for any such departure will be memorialized in writing by the Compliance Committee.


I.       GENERAL POLICY


The general policy is to vote proxy proposals, amendments, consents or resolutions relating to Funds (collectively, "proxies") in a manner that serves the best interests of the fund managed by the Adviser, as determined by the Adviser in its discretion, taking into account relevant factors, including:


         - the impact on the value of the returns of the Fund;


         - the attraction of additional capital to the Fund;


         - alignment of Management's (as defined below) interests with Fund Owners' (as defined below) interests, including establishing appropriate incentives for Management;


         - the costs associated with the proxy;


         - impact on redemption or withdrawal rights;


         - the continued or increased availability of portfolio information; and


         - industry and business practices.


II.      SPECIFIC POLICIES


         A.       Routine Matters


         Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the Fund; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the Fund; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the Fund.


         For routine matters, the Adviser will vote in accordance with the recommendation of the Fund's management, directors, general partners, managing members or trustees (collectively, the "Management"), as applicable, unless, in the Adviser's opinion, such recommendation is not in the best interests of the fund.


         The Adviser will generally vote for the following proposals:

                  To change capitalization, including to increase authorized common shares or to increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.
                  To elect or re-elect Board members.
                  To appoint or elect auditors.
                  To set time and location of annual meeting.
                  To establish a master/feeder structure without a significant increase in fees or expenses.
                  To change the fiscal year or term of the Fund.
                  To change the name of the Fund.


         B.       Non-Routine Matters


         Non-routine matters involve a variety of issues and may be proposed by Management or beneficial owners of a Fund (i.e., shareholders, members, partners, etc. (collectively, the "Owners")). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the Fund;
         (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the Fund; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of formation applicable to the Fund.

                  1.  Structure, Management and Investment Authority

                  On a case-by-case basis, the Adviser will decide the following matters, taking into account these Policies and factors relevant to each proxy, as discussed below.

                  a.  Approval or Renewal of Investment Advisory Agreements

                           i. proposed and current fee schedules

                           ii. performance history of the Fund

                           iii. continuation of management talent

                           iv. alignment of interests between Management and
                               Owners

                  b. Termination or Liquidation of the Fund

                           i. terms of liquidation

                           ii. past performance of the Fund

                           iii. strategies employed to save the Fund

                  c.  Increases in Fees or Expenses

                           i. comparison to industry standards

                           ii. potential impact on the value of the returns of
                               the Fund

                           iii. retention of management talent

                  2.  Share Classes and Voting Rights

                  Unless exceptional circumstances exist, the Adviser will vote against the following proposals:

                  a. To establish a class or classes with terms that may disadvantage other classes.

                  b. To introduce unequal voting rights.

                  c. To change the amendment provisions of an entity by removing investor approval requirements.

         C.       All Other Matters

         All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.


         D.       Abstaining from Voting or Affirmatively Not Voting


         The Adviser will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the fund. In making such a determination, the Adviser will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g. translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. The Adviser will not abstain from voting or affirmatively decide not to vote a proxy if the fund is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended.

III.     CONFLICTS OF INTEREST


         At times, conflicts may arise between the interests of the fund, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

         A. if a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies;

         B. if the Adviser believes it is in the best interests of the fund to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

         C. if the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interests of the fund, without taking any action described in D below, provided that such vote would be against the Adviser's own interest in the matter (i.e. against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing; and

         D. if the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the fund, as applicable; (c) inform the investors in a fund of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Adviser; or (d) obtain approval of the decision from the Adviser's Compliance Committee.


IV.      PROCEDURES FOR PROXIES

         The Investment Committee will be responsible for determining whether each proxy is for a "routine" matter or not, as described above. All proxies identified as "routine" will be voted by the Investment Committee in accordance with the Policies.

         Any proxies that are not clearly "routine" will be submitted to the Investment Committee, which will determine how to vote each such proxy by applying the Policies. Upon making a decision, the proxy will be executed and returned to the Head of Operations & Administration for submission to the company. Upon receipt of an executed proxy, the Head of Operations & Administration will update the fund's proxy voting record. The Head of Operations & Administration is responsible for the actual voting of all proxies in a timely manner. The Compliance Committee is responsible for monitoring the effectiveness of the Policies.

         In the event the Adviser determines that the fund should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The Head of Operations & Administration will execute the proxy in accordance with such third party's or committee's decision.

V.       RECORD OF PROXY VOTING

         The Head of Operations & Administration will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

         The Head of Operations & Administration will also maintain records relating to each proxy, including (i) the determination as to whether the proxy was routine or not; (ii) the voting decision with regard to each proxy; and (iii) any documents created by the Investment Committee, or others, that were material to making the voting decision.

         The Adviser will maintain a record of each written request from an investor in a fund for proxy voting information and the Adviser's written response to any request (oral or written) from an investor in a fund for proxy voting information.

         The Head of Operations & Administration will maintain such records in its offices for two years and for an additional three years in an easily accessible place.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Portfolio Managers

The day-to-day management of Robeco-Sage Multi-Strategy Fund, L.L.C.'s (the "Fund") portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Adviser, and Michael Murphy, the Adviser's Director of Research. Investment decisions for the Fund are made with oversight from the Adviser's Manager Selection Committee, comprised of Ronald S. Tauber, Peter A. Levy, Anne
B. Farrell, Mr. Platkin and Mr. Murphy.

RONALD S. TAUBER, Chief Executive Officer, Senior Managing Director, joined the Adviser in 1996. He was a General Partner of Goldman Sachs from 1981 to 1988, and until 1987 was Chief Operating Officer of its J. Aron (commodity) division.
J. Aron & Co., where Mr. Tauber was Senior Vice President, was a privately held firm until its acquisition by Goldman Sachs in 1981. Mr. Tauber left Goldman Sachs in 1988 to become Chief Executive Officer of Rayner & Stonington. He was associated with that firm and its subsequent parent company until 1996 when he joined the Adviser. Mr. Tauber graduated from Brooklyn College with a BA in 1965 and from Harvard Law School with an LLB in 1968. He clerked for two years in the US District Court. He then joined the law firm of Stroock & Stroock & Lavan LLP and became a partner in 1977.

Mr. Tauber is a member of the Manager Selection Committee, which is responsible for choosing investment managers based on overall portfolio fit.

PETER A. LEVY, Senior Managing Director, joined the Adviser in 1993. He was made a General Partner of Goldman Sachs in 1968 and represented the firm on the floor of the New York Stock Exchange. In addition to heading up floor operations, his primary role was to trade the firm's proprietary equity positions. Mr. Levy trained in the Arbitrage Department of Goldman Sachs and in 1961 became a member of the New York Stock Exchange. Mr. Levy is a graduate of the University of Pennsylvania with a BS in Economics and has personally invested in hedge funds for over forty years.

Mr. Levy is a member of the Manager Selection Committee.

ANNE BROWN FARRELL, Managing Director, joined the Adviser in 1994. She joined Goldman Sachs in 1973 and served as Vice President in the Fixed Income Division until 1983. She then founded Goldman Sach's futures & options business in Dallas. In 1987 she assumed responsibilities for recruiting and training in the Fixed Income Division. In 1990 she moved to the Trading Department. She retired from Goldman Sachs in 1994. Ms. Farrell graduated with a BA from Trinity College in 1971 and an MBA from Wharton in 1973.

Ms. Farrell is a member of the Manager Selection Committee.

PAUL S. PLATKIN, CFA, Chief Investment Officer, Managing Director, joined the Adviser in 2003 as the Adviser's Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Mr. Platkin is a member of the Manager Selection Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.

MICHAEL MURPHY, CFA, Director of Research, Managing Director, joined the Adviser in 2004 and is responsible for managing the firm's investment research process. Prior to joining the Adviser, he was Head of Asset Management and Research at Norfolk Markets, LLC, a boutique investment firm, for two years, and prior to that spent two years as a Senior Alternative Investment Analyst at HSBC in New York. Mr. Murphy began his investment career with Lehman Brothers Inc. working with offshore mutual funds and developing the firm's first fund of funds products. He received a B.S. in Business Administration magna cum laude from Northeastern University. He is a member of the New York Society of Securities Analysts and the CFA Institute.

Mr. Murphy is a member of the Manager Selection Committee. Mr. Murphy acts as a senior analyst and has responsibilities for on-site due diligence, monitoring of investment managers and portfolio construction.

(a)(2). Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2006.


                                                                        POOLED INVESTMENT
                                        REGISTERED INVESTMENT            VEHICLES MANAGED
                                        COMPANIES MANAGED BY             BY THE PORTFOLIO        OTHER ACCOUNTS MANAGED
                                        THE PORTFOLIO MANAGER                 MANAGER           BY THE PORTFOLIO MANAGER
                                        ---------------------           ------------------     --------------------------
NAME OF FUND'S PORTFOLIO
MANAGER                                NUMBER      TOTAL ASSETS     NUMBER     TOTAL ASSETS      NUMBER     TOTAL ASSETS
------------------------------------  --------    --------------   --------   --------------    --------   --------------
Ronald S. Tauber                         2         $107,254,000       4        $983,484,000       $0           N/A

Peter A. Levy                            2         $107,254,000       4        $983,484,000       $0           N/A

Anne B. Farrell                          2         $107,254,000       4        $983,484,000       $0           N/A

Paul S. Platkin                          2         $107,254,000       4        $983,484,000       $0           N/A

Michael Murphy                           2         $107,254,000       4        $983,484,000       $0           N/A

-------------------------------------------------------------------------------------------------------------------------

                                                                      POOLED INVESTMENT
                               REGISTERED INVESTMENT                  VEHICLES MANAGED
                               COMPANIES MANAGED BY                   BY THE PORTFOLIO                  OTHER ACCOUNTS MANAGED
                               THE PORTFOLIO MANAGER                       MANAGER                     BY THE PORTFOLIO MANAGER
                          ---------------------------------   ---------------------------------   ---------------------------------

                          NUMBER WITH     TOTAL ASSETS WITH    NUMBER WITH    TOTAL ASSETS WITH    NUMBER WITH    TOTAL ASSETS WITH
NAME OF FUND'S            PERFORMANCE-      PERFORMANCE-       PERFORMANCE-     PERFORMANCE-       PERFORMANCE-     PERFORMANCE-
PORTFOLIO MANAGER          BASED FEES        BASED FEES         BASED FEES       BASED FEES         BASED FEES       BASED FEES
----------------------    ------------    -----------------    ------------   -----------------    ------------   -----------------

Ronald S. Tauber               1            $51,440,000            1             $32,069,000            0               N/A

Peter A. Levy                  1            $51,440,000            1             $32,069,000            0               N/A

Anne B. Farrell                1            $51,440,000            1             $32,069,000            0               N/A

Paul S. Platkin                1            $51,440,000            1             $32,069,000            0               N/A

Michael Murphy                 1            $51,440,000            1             $32,069,000            0               N/A



Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The portfolio managers may manage other accounts with investment strategies similar to the Fund, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

The Adviser is also the investment manager for other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Fund. As a result, the Other Vehicles may compete with the Fund for appropriate investment opportunities. As a general matter, the Adviser will consider participation by the Fund in all appropriate investment opportunities that are under consideration by the Adviser for the Other Vehicles. The Adviser will evaluate for the Fund and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or the Other Vehicles at a particular time. Because these considerations may differ for the Fund and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Fund and each of the Other Vehicles will differ. The Adviser will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3). Compensation

Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Fund or any other fund managed by the Adviser during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by the senior management of the Adviser. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from the Adviser into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with the Adviser's parent company, Robeco USA, Inc.


(a)(4). Fund Ownership

The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of March 31, 2006.

           PORTFOLIO MANAGER                    DOLLAR RANGE
           -----------------                    ------------

Ronald S. Tauber                                    None
Peter A. Levy                                       None
Anne B. Farrell                                     None
Paul S. Platkin                                     None
Michael Murphy                                      None




ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Robeco-Sage Multi-Strategy Fund, L.L.C.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         ----------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer
Date: June 5, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         ----------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: June 5, 2006


By (Signature and Title)*                /s/ Roland Toppen
                                         -----------------------
                                         Roland Toppen
                                         Chief Financial Officer

Date: June 5, 2006

* Print the name and title of each signing officer under his or her signature.